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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
Title:   Chief Compliance Officer
Phone:   847-905-4690

Signature, Place, and Date of Signing:

/s/Michael Turro    Evanston, IL     November 14, 2012
-----------------   --------------   ------------------
  [Signature]       [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $ 1,883,823
                                        -------------
                                        (thousands)

CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

List of Other Included Managers:

    1.    Form 13F File Number          Name
          28-14458                      MTP Energy Management LLC

                          FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
--------                ------------------- --------- -------- --------------------- ----------  --------  ----------------------
NAME OF                      TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
ISSUER                        CLASS          CUSIP    [x$1000]  PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
------                  ------------------- --------- -------- ---------- ---- ----- ----------  --------  --------- ------ -----
* AETNA INC NEW         COM                 00817Y108  25,416     641,823 SH          SOLE                   641,823
* ALPHA NATURAL
 RESOURCES INC          COM                 02076X102   1,314     200,000 SH   CALL   SOLE                   200,000
* AMERICAN INTL GROUP
 INC                    COM NEW             026874784 214,499   6,541,597 SH          SOLE                 6,541,597
* AMERICAN INTL GROUP
 INC                    COM NEW             026874784  68,987   2,103,900 SH   PUT    SOLE                 2,103,900
* AMERICAN RLTY CAP TR
 INC                    COM                 02917L101  31,434   2,679,824 SH          SOLE                 2,679,824
* AMERIGROUP CORP       COM                 03073T102   7,735      84,600 SH          SOLE                    84,600
* ANADARKO PETE CORP    COM                 032511107   8,849     126,554 SH          SOLE                   126,554
* ANADARKO PETE CORP    COM                 032511107  72,647   1,039,000 SH   CALL   SOLE                 1,039,000
* ANADARKO PETE CORP    COM                 032511107   9,915     141,800 SH   PUT    SOLE                   141,800
* APPLE INC             COM                 037833100   4,671       7,000 SH          SOLE                     7,000
* ARIBA INC             COM NEW             04033V203   7,540     168,300 SH          SOLE                   168,300
ARMOUR RESIDENTIAL
 REIT INC               *W EXP 11/07/201    042315119      68   2,358,651 SH          SOLE                 2,358,651
* AVON PRODS INC        COM                 054303102   3,988     250,000 SH   CALL   SOLE                   250,000
* BEST BUY INC          COM                 086516101   4,298     250,000 SH   CALL   SOLE                   250,000
* BREITBURN ENERGY
 PARTNERS LP            COM UT LTD PTN      106776107  18,330     943,381 SH          DEFINED       1        943,381
* BRIGHTPOINT INC       COM NEW             109473405   1,094     121,835 SH          SOLE                   121,835
* BROOKDALE SR LIVING
 INC                    COM                 112463104   1,664      71,641 SH          SOLE                    71,641
* CABOT OIL & GAS CORP  COM                 127097103  16,500     367,474 SH          DEFINED       1        367,474
* CABOT OIL & GAS CORP  COM                 127097103   6,066     135,100 SH   PUT    SOLE                   135,100
CEMEX SAB DE CV         NOTE 3.750% 3/1     151290BC6  27,223  27,500,000 PRN         SOLE                                  NONE
* CHENIERE ENERGY INC   COM NEW             16411R208  40,910   2,630,900 SH          DEFINED       1      2,630,900
* CHESAPEAKE ENERGY
 CORP                   COM                 165167107   2,510     133,000 SH          DEFINED       1        133,000
* COLFAX CORP           COM                 194014106  24,991     681,518 SH          SOLE                   681,518
* CONSTELLATION
 BRANDS INC             CL A                21036P108   6,470     200,000 SH   PUT    SOLE                   200,000
* DCP MIDSTREAM
 PARTNERS LP            COM UT LTD PTN      23311P100  13,063     281,293 SH          DEFINED       1        281,293
* DOLLAR GEN CORP NEW   COM                 256677105   5,927     115,000 SH          SOLE                   115,000
* DOLLAR THRIFTY
 AUTOMOTIVE GP          COM                 256743105   8,041      92,500 SH   PUT    SOLE                    92,500
* EOG RES INC           COM                 26875P101  31,592     281,942 SH          SOLE                   281,942
* EOG RES INC           COM                 26875P101  70,782     631,700 SH   PUT    SOLE                   631,700
* EAGLE MATERIALS INC   COM                 26969P108   2,313      50,000 SH          SOLE                    50,000
* ENBRIDGE ENERGY
 PARTNERS L P           COM                 29250R106  15,750     535,000 SH          DEFINED       1        535,000
* ENERGY TRANSFER
 EQUITY L P             COM UT LTD PTN      29273V100   5,668     125,391 SH          DEFINED       1        125,391
EXELIXIS INC            NOTE 4.250% 8/1 AD  30161QAC8   4,229   4,000,000 PRN         SOLE                                  NONE
* EXPRESS SCRIPTS HLDG
 CO                     COM                 30219G108  97,515   1,556,000 SH          SOLE                 1,556,000
* FACEBOOK INC          CL A                30303M102   5,413     250,000 SH   CALL   SOLE                   250,000
* FORD MTR CO DEL       COM PAR $0.01       345370860   9,860   1,000,000 SH   CALL   SOLE                 1,000,000
* GENCORP INC           COM                 368682100   2,303     242,700 SH          SOLE                   242,700
GENERAL CABLE CORP
 DEL NEW                FRNT 4.500%11/1     369300AL2  18,912  17,712,000 PRN         SOLE                                  NONE
GENERAL MTRS CO         *W EXP 07/10/201    37045V126     828     100,000 SH          SOLE                   100,000

COLUMN 1                       COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------                 --------------------- --------- -------- ------------------- ---------- -------- ---------------------
NAME OF                        TITLE OF                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                          CLASS           CUSIP    [x$1000]  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------                   --------------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----
* GENON ENERGY INC       COM                   37244E107   1,450     573,300 SH        SOLE                 573,300
GILEAD SCIENCES INC      NOTE 1.000% 5/0       375558AN3  18,830  12,500,000 PRN       SOLE                                NONE
* HALCON RES CORP        COM NEW               40537Q209  17,592   2,400,000 SH        DEFINED      1     2,400,000
* HERTZ GLOBAL
 HOLDINGS INC            COM                   42805T105  20,657   1,504,500 SH        SOLE               1,504,500
* HOLOGIC INC            COM                   436440101  28,392   1,402,781 SH        SOLE               1,402,781
INTEL CORP               SDCV 3.250% 8/0 ADDE  458140AF7  39,190  31,835,000 PRN       SOLE                                NONE
* ISHARES TR             RUSSELL 2000          464287655   2,504      30,000 SH  PUT   SOLE                  30,000
* JPMORGAN CHASE & CO    COM                   46625H100  40,480   1,000,000 SH  CALL  SOLE               1,000,000
KINDER MORGAN INC DEL    *W EXP 05/25/201      49456B119     718     213,425 SH        SOLE                 213,425
* LEAP WIRELESS INTL
 INC                     COM NEW               521863308   3,410     500,000 SH  CALL  SOLE                 500,000
LIBERTY MEDIA CORP       DEB 3.500% 1/1        530715AN1     940   1,238,200 PRN       SOLE                                NONE
* LUFKIN INDS INC        COM                   549764108   2,750      51,100 SH        DEFINED      1        51,100
* MARATHON PETE CORP     COM                   56585A102  35,969     658,889 SH        SOLE                 658,889
* MARKWEST ENERGY
 PARTNERS L P            UNIT LTD PARTN        570759100  32,516     597,500 SH        DEFINED      1       597,500
MERRIMACK
 PHARMACEUTICALS IN      COM                   590328100  14,581   1,554,489 SH        SOLE               1,554,489
* MOLYCORP INC DEL       COM                   608753109   4,025     350,000 SH  CALL  SOLE                 350,000
* MONSTER WORLDWIDE
 INC                     COM                   611742107  11,596   1,582,000 SH  CALL  SOLE               1,582,000
* MONSTER WORLDWIDE
 INC                     COM                   611742107   2,566     350,000 SH  PUT   SOLE                 350,000
NOVELLUS SYS INC         NOTE 2.625% 5/1       670008AD3  27,051  24,425,000 PRN       SOLE                                NONE
* NUSTAR ENERGY LP       UNIT COM              67058H102   6,487     127,500 SH        DEFINED      1       127,500
* PLX TECHNOLOGY INC     COM                   693417107   4,735     820,600 SH        SOLE                 820,600
* PVR PARTNERS L P       COM UNIT REPTG L ADD  693665101  50,007   1,970,337 SH        DEFINED      1     1,970,337
* PENTAIR INC            COM                   709631105  42,611     957,343 SH        SOLE                 957,343
* PETROLOGISTICS LP      UNIT LTD PTH INT      71672U101     697      53,755 SH        DEFINED      1        53,755
* PIONEER NAT RES CO     COM                   723787107  37,271     357,001 SH        DEFINED      1       357,001
* POST HLDGS INC         COM                   737446104   1,503      50,000 SH        SOLE                  50,000
* PRESIDENTIAL LIFE
 CORP                    COM                   740884101   4,917     352,950 SH        SOLE                 352,950
* RANGE RES CORP         COM                   75281A109   7,241     103,642 SH        SOLE                 103,642
* RANGE RES CORP         COM                   75281A109  14,505     207,600 SH  PUT   SOLE                 207,600
* REGENCY ENERGY
 PARTNERS L P            COM UNITS L P         75885Y107  21,728     819,673 SH        DEFINED      1       819,673
* RESEARCH IN MOTION
 LTD                     COM                   760975102   3,750     500,000 SH  CALL  SOLE                 500,000
RYLAND GROUP INC         NOTE 1.625% 5/1       783764AQ6  19,167  16,000,000 PRN       SOLE                                NONE
* SAIC INC               COM                   78390X101  12,461   1,035,000 SH        SOLE               1,035,000
* SPDR S&P 500 ETF TR    TR UNIT               78462F103     504       3,500 SH        SOLE                   3,500
* SPDR S&P 500 ETF TR    TR UNIT               78462F103   6,480      45,000 SH  PUT   SOLE                  45,000
* SPDR SERIES TRUST      S&P OILGAS EXP        78464A730  22,284     400,000 SH  CALL  SOLE                 400,000
* SEABRIGHT HOLDINGS
 INC                     COM                   811656107  12,295   1,117,764 SH        SOLE               1,117,764
* SELECT SECTOR SPDR TR  SBI CONS STPLS        81369Y308  10,263     286,482 SH        SOLE                 286,482
* SELECT SECTOR SPDR TR  SBI INT-FINL          81369Y605  18,396   1,179,200 SH  CALL  SOLE               1,179,200
* SELECT SECTOR SPDR TR  SBI INT-ENERGY        81369Y506  73,452   1,000,000 SH  PUT   SOLE               1,000,000
* SUNRISE SENIOR LIVING
 INC                     COM                   86768K106   7,849     550,000 SH        SOLE                 550,000
* TEAM HEALTH
 HOLDINGS INC            COM                   87817A107   1,357      50,000 SH        SOLE                  50,000
* THERMON GROUP
 HLDGS INC               COM                   88362T103   9,996     400,000 SH        SOLE                 400,000
* UNITED TECHNOLOGIES
 CORP                    COM                   913017109  33,665     430,001 SH        SOLE                 430,001

COLUMN 1                        COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                        -------- --------- -------- ------------------ ---------- -------- ---------------------
NAME OF                         TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                           CLASS    CUSIP    [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------                          -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
* WALTER ENERGY INC             COM      93317Q105   8,927    275,001 SH        DEFINED      1       275,001
* WALTER ENERGY INC             COM      93317Q105   5,031    155,000 SH  CALL  SOLE                 155,000
* WEST COAST BANCORP ORE NEW    COM NEW  952145209   9,748    432,868 SH        SOLE                 432,868
* WESTERN DIGITAL CORP          COM      958102105   4,926    127,200 SH        SOLE                 127,200
* WESTERN DIGITAL CORP          COM      958102105   4,926    127,200 SH  PUT   SOLE                 127,200
* WPX ENERGY INC                COM      98212B103  35,171  2,120,000 SH        DEFINED      1     2,120,000
* MARVELL TECHNOLOGY GROUP LTD  ORD      G5876H105  14,710  1,607,700 SH        SOLE               1,607,700
* TEXTAINER GROUP HOLDINGS LTD  SHS      G8766E109   5,534    181,155 SH        SOLE                 181,155
* WEATHERFORD INTERNATIONAL LT  REG SHS  H27013103   6,467    510,000 SH  CALL  SOLE                 510,000
* TYCO INTERNATIONAL LTD        SHS      H89128104  21,660    385,000 SH        SOLE                 385,000
* TEEKAY CORPORATION            COM      Y8564W103  88,570  2,838,796 SH        DEFINED      1     2,838,796